Schedule of Share-based Compensation, Stock Options, Activity (Details)	12 Months Ended
Dec. 31, 2016 USD ($)
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 1	$ 2,235,000
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 2	0.16
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 3	$ 2,426,000
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 4	0.43
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 5	$ 2,489,000
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 6	1.03
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 7	$ 525,000
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 8	0.36
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 9	$ 250,000
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 10	0.15
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 11	$ 108,000
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 12	0.43
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 13	$ (408,000)
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 14	0.12
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 15	$ 0
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 16	0
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 17	0
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 18	0
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 19	$ (432,000)
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 20	0.16
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 21	$ (441,000)
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 22	0.36
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 23	$ (171,000)
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 24	1.90
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 25	$ 1,920,000
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 26	0.23
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 27	$ 2,235,000
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 28	0.16
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 29	$ 2,426,000
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 30	0.43
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 31	$ 1,920,000
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 32	0.23
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 33	$ 2,235,000
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 34	0.16
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 35	$ 2,426,000
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 36	0.43